Discontinued operations - Additional Information (Detail) - RUB (₽) ₽ in Millions			12 Months Ended
	Apr. 21, 2020	Jun. 30, 2016	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Consideration transferred, acquisition-date fair value	₽ 89,000
Other non-current financial liabilities			₽ 1,901		₽ 1,666
Gain on sale of discontinued operations	45,580
Gazprombank [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of voting rights held in subsidiary		100.00%
Finance costs from discontinued operations			₽ 1,217	₽ 4,145
Gazprombank [member] | Elga Coal Complex [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of voting rights held in subsidiary		49.00%
Other non-current financial liabilities	₽ 49,418
A Third Party [Member]
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary	51.00%